UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Argent International  Management Company LLC
Address: 500 West Putnam Avenue
         Greenwich, CT  06830-6086

13F File Number:  028-13142

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Grace Brescia
Title:     Chief Compliance Officer
Phone:     203-618-3357

Signature, Place, and Date of Signing:

     /s/  Grace Brescia     Greenwich, CT     May 11, 2009

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     28

Form13F Information Table Value Total:     $16,675 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERIGROUP CORP                NOTE 2.000% 5/1  03073TAB8      656   735000 PRN      SOLE                   735000        0        0
AMYLIN PHARMACEUTICALS INC     NOTE 3.000% 6/1  032346AF5      541   895000 PRN      SOLE                   895000        0        0
ARRIS GROUP INC                NOTE 2.000%11/1  04269QAC4     1076  1416000 PRN      SOLE                  1416000        0        0
CHARMING SHOPPES INC           NOTE 1.125% 5/0  161133AE3      226   760000 PRN      SOLE                   760000        0        0
CHATTEM INC                    NOTE 2.000%11/1  162456AP2      490   500000 PRN      SOLE                   500000        0        0
CSG SYS INTL INC               NOTE 2.500% 6/1  126349AB5      339   380000 PRN      SOLE                   380000        0        0
CV THERAPEUTICS INC            NOTE 2.000% 5/1  126667AD6      733   750000 PRN      SOLE                   750000        0        0
DOLLAR FINL CORP               NOTE 2.875% 6/3  256664AB9      288   630000 PRN      SOLE                   630000        0        0
E M C CORP MASS                NOTE 1.750%12/0  268648AM4     1475  1505000 PRN      SOLE                  1505000        0        0
EMMIS COMMUNICATIONS CORP      PFD CV SER A     291525202       22    16032 SH       SOLE                    16032        0        0
EPICOR SOFTWARE CORP           NOTE 2.375% 5/1  29426LAA6      599  1075000 PRN      SOLE                  1075000        0        0
GREATBATCH INC                 SDCV 2.250% 6/1  39153LAB2      956  1275000 PRN      SOLE                  1275000        0        0
HANOVER COMPRESSOR CO          NOTE 4.750% 1/1  410768AE5      251   360000 PRN      SOLE                   360000        0        0
HOLOGIC INC                    FRNT 2.000%12/1  436440AA9      683  1000000 PRN      SOLE                  1000000        0        0
JOHNSON CTLS INC               NOTE 6.500% 9/3  478366AS6     2530  2000000 PRN      SOLE                  2000000        0        0
LAWSON SOFTWARE INC NEW        NOTE 2.500% 4/1  52078PAA0      753   956000 PRN      SOLE                   956000        0        0
MICRON TECHNOLOGY INC          NOTE 1.875% 6/0  595112AH6      434   940000 PRN      SOLE                   940000        0        0
NEWELL RUBBERMAID INC          COM              651229106      107    16845 SH       SOLE                    16845        0        0
OMNICARE INC                   DBCV 3.250%12/1  681904AL2      565   857000 PRN      SOLE                   857000        0        0
PANTRY INC                     NOTE 3.000%11/1  698657AL7      553   737000 PRN      SOLE                   737000        0        0
PROSHARES TR                   PSHS ULTSH 20YRS 74347R297      218     5000 SH       SOLE                     5000        0        0
SCHOOL SPECIALTY INC           NOTE 3.750% 8/0  807863AE5      425   500000 PRN      SOLE                   500000        0        0
TRANSOCEAN INC                 NOTE 1.625%12/1  893830AU3     1242  1345000 PRN      SOLE                  1345000        0        0
TRICO MARINE SERVICES INC      NOTE 3.000% 1/1  896106AQ4       28   255000 PRN      SOLE                   255000        0        0
UAL CORP                       NOTE 4.500% 6/3  902549AH7      168   500000 PRN      SOLE                   500000        0        0
WELLS FARGO & CO NEW           PERP PFD CNV A   949746804       46      100 SH       SOLE                      100        0        0
WELLS FARGO & CO NEW           COM              949746101      102     7145 SH       SOLE                     7145        0        0
WEST PHARMACEUTICAL SVSC INC   SDCV 4.000% 3/1  955306AA3     1169  1765000 PRN      SOLE                  1765000        0        0